Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
21.	SHARE-BASED COMPENSATION

Option granted to employees

Pursuant to the directors' resolution, the Group adopted Share Incentive Plans in 2005, under which the Group may grant options to purchase up to 4,444,440 ordinary shares of the Group, to its employees, directors, and consultants, subject to vesting requirements. Under Share Incentive Plans in 2005, there are four schemes of the options granted: Scheme I, Scheme II, Scheme III and Scheme IV, which were granted on February 3, 2005, September 22, 2006, December 5, 2006 and October 5, 2008, respectively.

On September 13, 2007, the board of directors of CDTV Holding approved the 2008 Stock Incentive Plan, pursuant to which the Group may grant options to purchase up 1,200,000 ordinary shares to its employees and other eligible people. Under Share Incentive Plans in 2008, there are four schemes of the options granted: Scheme V, Scheme VI, Scheme VII and Scheme VIII, which were granted on October 5, 2008, June 2, 2009, February 10, 2010 and November 15, 2010, respectively.

On November 19, 2010, the board of directors of CDTV Holding approved the 2010 Stock Incentive Plan, pursuant to which the Group may grant options to purchase up to 3,600,000 ordinary shares to its employees and other eligible people. Scheme IX, Scheme X, Scheme XI and Scheme XII, which were granted on November 19, 2010, May 16, 2011, September 30, 2011 and November 19, 2011, respectively.

Modification of option plans

On November 19, 2010, the board of directors of CDTV Holding approved the exercise price of all options which are granted under the 2005 Plan, the 2008 Plan and the 2010 Plan prior to December 23, 2010 (the "Adjusted Options") and remain outstanding as of December 23, 2010 shall be adjusted as follows to reflect the declaration and payment of the special cash dividend.

The per share exercise price of all Adjusted Options with a per share exercise price higher than $2.00 shall be reduced by $2.00 on December 23, 2010; the per share exercise price of all Adjusted Options with a per share exercise price no more than $2.00 shall be reduced to $0.01. The modification to the share exercise price did not have any incremental compensation cost. The Board also determined that if any future dividend is declared by the Board of the Company on all Ordinary Shares of the Company, the per share exercise price of all options granted prior to and outstanding as of the date of record of such dividend shall be reduced by an amount equal to the dividend payable on each Ordinary Shares, provided that the per share exercise price after adjustment shall not be less than $0.01.

On May 20, 2011, as the Company declared a special cash dividend of $0.56 per share on the Company's ordinary shares, the per share exercise price of all options granted prior to and remaining outstanding as of June 20, 2011, the record date, was reduced by $0.56, provided that the per share exercise price after adjustment shall not be less than $0.01.

Details of the Share Incentive Plans:

Scheme I

Grant date: February 3, 2005

Exercise price per share - original: $0.543

Exercise price per share after modification: $0.01

Expiration date: February 2, 2015

Number of options granted: 2,971,942

Type I under Scheme I:

Number of options granted: 2,303,054

Vesting schedule: 50% of the total number of option shares at the end of the six-month period after the grant date, and the remaining 50% of the option shares shall vest in a series of 42 successive equal monthly installments over the 42-month period measured from the end of the six-month period after the grant date, with the first installment vesting on the first day of the month following the end of the six-month period of after the Grant date and an additional installment vesting on the first day of each of the 41 months thereafter.

Type II under Scheme I:

Number of options granted: 668,888

Vesting schedule: The options shall become vested as to 25% of the total number of ordinary shares subject to the options on the first anniversary of the grant date. The remaining 75% of the total number of ordinary shares subject to the options shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme II

Grant date: September 22, 2006

Exercise price per share - original: $1.771

Exercise price per share after modification: $0.01

Expiration date: September 21, 2016

Number of options granted: 543,674

Vesting schedule: The option shall become vested as to (1) 25% of the total number of ordinary shares subject to the option shares on the first anniversary of the grant date and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme III

Grant date: December 5, 2006

Exercise price per share - original: $4.172

Exercise price per share after modification: $1.612

Expiration date: December 4, 2016

Number of options granted: 620,212

Among the 620,212 Scheme III options granted, 352,000 options were granted to one officer of the Group and the remaining 268,212 options were granted to other employees and directors.

Vesting schedule of the 268,212 options granted to employees and directors:

The option shall become vested as to (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Vesting schedule of the 352,000 options granted to the officer:

320,000 shares subject to the options shall become vested as to (1) 25% of such 320,000 ordinary shares on the closing of an initial public offering in an international stock exchange, provided such initial public offering shall occur within 3 years from the grant date, and (2) the remaining 75% of such 320,000 shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the officer starts its employment and an additional installment vesting on the last day of each of the 35 months thereafter. The vesting of the remaining 32,000 shares is conditional upon whether the performance of non-smart card and CA systems business in the fiscal years from 2007 to 2009 can meet certain financial targets. In July 2010, these 32,000 shares were forfeited as the financial targets were not met.

Scheme IV

Grant date: October 5, 2008

Exercise price per share - original: $0.543

Exercise price per share after modification: $0.01

Expiration date: October 4, 2018

Number of options granted: 53,280

Vesting schedule: The options shall become vested as to 25% of the total number of ordinary shares subject to the options on the first anniversary of the grant date. The remaining 75% of the total number of ordinary shares subject to the options shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme V

Grant date: October 5, 2008

Exercise price per share - original: $7.89

Exercise price per share after modification: $5.33

Expiration date: October 4, 2018

Number of options granted: 406,776

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme VI

Grant date: June 2, 2009

Exercise price per share - original: $9.09

Exercise price per share after modification: $6.53

Expiration date: June 1, 2019

Number of options granted: 357,548

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme VII

Grant date: February 10, 2010

Exercise price per share - original: $0.543

Exercise price per share after modification: $0.01

Expiration date: February 9, 2020

Number of options granted: 42,880

Vesting schedule: All of the above stock options shall vest and become exercisable on the award date.

Scheme VIII

Grant date: November 15, 2010

Exercise price per share - original: $6.96

Exercise price per share after modification: $4.4

Expiration date: November 14, 2020

Number of options granted: 50,000

Vesting schedule: The vesting of the options is conditional upon whether the performance of the optionee in the four years after the option grant can meet certain performance targets.

Scheme IX

Grant date: November 19, 2010

Exercise price per share - original: $6.90

Exercise price per share after modification: $4.34

Expiration date: November 19, 2020

Number of options granted: 1,000,000

Vesting schedule: (1) 25% of the total number of option shares on the first anniversary of the grant date; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme X

Grant date: May 16, 2011

Exercise price per share - original: $4.90

Exercise price per share after modification: $4.34

Expiration date: May 15, 2021

Number of options granted: 1,600,000

Type I under Scheme X:

Number of options granted: 1,457,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Type II under Scheme X:

Number of options granted: 143,000

Vesting schedule: The vesting of the options is conditional upon whether the performance of the optionee can meet certain performance targets as of April 1, 2012.

Scheme XI

Grant date: September 30, 2011

Exercise price per share: $4.34

Expiration date: September 29, 2021

Number of options granted: 700,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme XII

Grant date: November 19, 2011

Exercise price per share: $4.34

Expiration date: November 18, 2021

Number of options granted: 300,000

Vesting schedule: (1) 25% of the total number of option shares immediately on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Options granted to non-employees

Option granted to an independent director

The Group granted 40,000 options to an independent director who became the Company's independent director upon the IPO of the Company.

Grant date: May 15, 2007

Exercise price per share - original: $4.172

Exercise price per share after modification: $1.612

Expiration date: May 14, 2017

The option shall become vested as to (1) 50% on the day of the IPO, and (2) the remaining 50% would be vested in 36 substantially equal monthly installments thereafter, with the first installment vesting on the last day of the month following the month of the IPO and an additional installment vesting on the last day of each of the 35 months thereafter.

Option granted to Tech Power Enterprises

The Group granted 143,474 options to Tech Power Enterprises, an affiliated company of SAIF. The vesting schedule and other details of the options are the same as those in Type I options under Scheme I of Share Incentive Plans.

Termination of options

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option exercise

The option shall be exercisable by the delivery to the secretary of corporation of a written notice, in the form approved by the Group, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

Management used the Black-Scholes option pricing model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Expected life range	Expected dividends	Fair value of ordinary share at grant date

Scheme I/Options granted to Tech Power Enterprise	56.3%-58.1%	4.17%-4.36%	5.25-6.33	0%	$0.27
Scheme II	50.5%-50.6%	5.77%-5.81%	5.50-6.26	1.00%	$3.56
Scheme III	49.8%-52.4%	5.77%-5.83%	5.28-6.54	1.00%	$3.56
Options granted to an independent director	45.4%-48.1%	4.99%-5.03%	5.19-5.94	0%	$9.15
Scheme IV	56.20%	2.92%	6.25	0%	$7.66
Scheme V	56.20%	2.92%	6.25	0%	$7.66
Scheme VI	51.50%	3.28%	6.25	2.50%	$9.09
Scheme VII	51.54%	3.28%	0	0%	$6.36

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Time to vest	Expected dividends	Fair value of ordinary share at grant date

Scheme VIII	38.91%	3.91%	2.13	0%	$6.96
Scheme IX	38.89%	3.82%	2.16	0%	$7.26
Scheme X	45.17%	3.99%	0.88-1.69	0%	$6.39
Scheme XI	73.61%	3.91%	1.32	9%	$3.9
Scheme XII	72.80%	3.68%	1.18	9%	$3.89

The fair value of the option at the grant date was $0.11, $2.38, $1.67, $6.48, $7.22, $4.24, $3.83, $5.82, $2.93-$2.95, $3.16, $3.11-$3.42, $1.57-$1.65 and $1.54-$1.62 for each option for Scheme I, Scheme II, and Scheme III option plans, options granted to the independent director, Scheme IV, Scheme V, Scheme VI, Scheme VII, Scheme VIII, Scheme IX, Scheme X, Scheme XI and Scheme XII, respectively.

In calculating the fair value of the options using the Black-Scholes or Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options or the Company's own historical stock price volatility. The companies selected for reference were Comcast Corporation, Cablevision Systems Corporation and Thomson.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

The Company estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Time to vest

The Company estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined by the Company's board of directors.

(7)	Fair value of underlying ordinary shares

The fair value of ADSs representing its ordinary shares on the grant date is determined by the closing trade price of ordinary shares on the grant date.

A summary of stock option activity is as follows:

		Weighted average exercise price
	Number of options

Options outstanding as at December 31, 2009	1,766,318	$4.75
Granted	1,092,880	6.65
Exercised	(773,347)	1.64
Forfeited	(70,470)	5.68

Options outstanding as at December 31, 2010	2,015,381	4.43	*
Granted	2,600,000	4.34
Exercised	(163,903)	2.12
Forfeited	(73,915)	5.43

Options outstanding as at December 31, 2011	4,377,563	4.45

Options exercisable as at December 31, 2011	1,124,647	4.40

*	The weighted average exercise price per option as of December 31, 2010 was retrospectively adjusted to reflect the impact of the exercise price modification in June 2011.

The following table summarizes information with respect to share options outstanding at December 31, 2011:

	Weighted-average exercise price	Number outstanding	Number exercisable	Weighted-average remaining contractual life	Intrinsic value

Scheme I	$0.01	1,888	—	3.09 years	$3.16
Scheme II	0.01	65,745	42,857	4.73 years	3.16
Scheme III	1.61	66,840	42,862	4.93 years	1.56
Scheme IV	0.01	5,200	—	6.76 years	3.16
Scheme V	5.33	286,376	120,287	6.76 years	—
Scheme VI	6.53	311,914	114,224	7.42 years	—
Scheme VIII	4.40	50,000	—	8.88 years	—
Scheme IX	4.34	1,000,000	270,833	8.89 years	—
Scheme X	4.34	1,589,600	349,140	9.37 years	—
Scheme XI	4.34	700,000	151,939	9.75 years	—
Scheme XII	4.34	300,000	32,505	9.88 years	—

		4,377,563	1,124,647

The weighted-average grant-date/ modification date fair value of options granted during the years of 2009, 2010 and 2011 was $3.83, $3.61 and $2.66, respectively.

The aggregate intrinsic value of options outstanding, vested and exercisable as of December 31, 2011 was $334, $327 and $202, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $4,334, $5,116 and $288, respectively.

A summary of unvested stock option activity as of December 31, 2011, and changes during the year ended December 31, 2011 are presented below:

		Weighted average Grant-date Fair Value
Unvested Stock Option	Number of Shares

Unvested at January 1, 2011	1,439,517	$3.40
Granted	2,600,000	2.66
Vested	(1,099,639)	2.98
Forfeited	(58,461)	4.00

Unvested at December 31, 2011	2,881,417	2.88

The Group recorded the share-based compensation expense of $1,662, $1,478 and $5,562 for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, total unrecognized compensation expense related to the unvested share options was $4,751, which is expected to be recognized over a weighted-average period of 1.67 years according to the graded vesting schedule. Total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 was $1,168, $1,653 and $3,277, respectively.